SCHEDULE OF CONDENSED BALANCE SHEETS (Details) (Parenthetical) - $ / shares		Jun. 30, 2025	Apr. 30, 2025	Sep. 12, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Par value per share			$ 0.001	$ 0.001
Number of shares authorised				500,000,000
Number of shares issued			1,000,000
Series A preferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share				$ 0.00002
Number of shares authorised				2,500,000,000
Number of shares issued				50,000,000
Number of shares outstanding	[1]	2,000,000,000			2,000,000,000	2,000,000,000	2,000,000,000
Parent [member] | Series A preferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share		$ 0.00002			$ 0.00002
Number of shares authorised		2,500,000,000			2,500,000,000
Number of shares issued		2,000,000			2,000,000
Number of shares outstanding		2,000,000			2,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share		$ 0.00002		$ 0.00002	$ 0.00002
Number of shares authorised		22,500,000,000		22,500,000,000	22,500,000,000
Number of shares issued		48,750,000			48,750,000
Number of shares outstanding		48,750,000			48,750,000
Ordinary shares [member] | Parent [member]
IfrsStatementLineItems [Line Items]
Par value per share		$ 0.00002			$ 0.00002
Number of shares authorised		22,500,000,000			22,500,000,000
Number of shares issued		48,750,000			48,750,000
Number of shares outstanding		48,750,000			48,750,000

[1]	Retrospectively restated for effect of share recapitalization (Note 1)